EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	$ 13,405	¥ 87,218	¥ 77,874
Less: accumulated depreciation	(7,378)	(48,004)	(40,280)
Equipment and leasehold improvements, net	6,027	39,214	37,594
Electronic equipment
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	6,106	39,726	43,825
Office equipment
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	610	3,967	5,219
Motor vehicles
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	154	1,000	7,639
Leasehold improvements
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	$ 6,535	¥ 42,525	¥ 21,191